Schedule of Employee Benefit Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Expenses
Wages and salaries	$ 2,369,767	$ 1,952,795	$ 3,222,565
Labor and health insurance fees	170,833	156,948	393,472
Pension (Note 16)	75,398	76,680	71,180
Share-based payments (Note 17)	87,808	131,712	131,712
Other personnel expenses	75,046	78,364	132,735
Total employee benefits expense	$ 2,778,852	$ 2,396,499	$ 3,951,664